Loans Receivable, Net (Schedule of non-accrual loans by category) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	[1]	1.60%	1.40%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)		$ 1,330,740
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)		23.30%
Financing Receivable, Recorded Investment, Past Due		$ 6,700,027	$ 6,996,614
Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	[1]	0.50%	0.50%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)		$ 136,346
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)		7.00%
Financing Receivable, Recorded Investment, Past Due		$ 829,713	$ 1,344,638
Commercial Business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	[1]	0.00%	0.00%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)		$ 15,057
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)		13.80%
Financing Receivable, Recorded Investment, Past Due		$ 330,424	$ 287,770
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	[1]	0.80%	0.80%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)		$ 223,590
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)		6.70%
Financing Receivable, Recorded Investment, Past Due		$ 3,615,736	$ 4,491,462
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due		$ 1,924,154	$ 872,744

[1]	PERCENT OF GROSS LOANS RECEIVABLE HELD FOR INVESTMENT, NET OF DEFERRED FEES AND LOANS IN PROCESS.